                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter deRoetth
Title: Principal
Phone: 617-236-4200

Signature Place, and Date of Signing:


     /s/ Peter deRoetth       Boston, Massachusetts   August 11, 2004
---------------------------       [City, State]            [Date]
        [Signature]

Report Type (check only one.)

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 3 File Number                Name

          28-
             ----------------------------   ------------------------------------
          [Repeats as necessary.]

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Page 1 of 5     FORM 13 F      Name of Reporting Manager Account Management, LLC

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                                                                                  Item 5:
                                                          Item 3:     Item 4:    Shares or
                  Item 1:                    Item 2:       CUSIP    Fair Market  Principal
              Name of Issuer             Title of Class    Number      Value       Amount
------------------------------------------------------------------------------------------
Maxim Integrated Products                    Common      57772K101  102,662,001  1,958,451
                                              Stock
------------------------------------------------------------------------------------------
Corporate Executive Board                    Common      21988R102   21,942,863    379,700
                                              Stock
------------------------------------------------------------------------------------------
IDT Corporation Class B                      Common      448947309   34,077,120  1,848,000
                                              Stock
------------------------------------------------------------------------------------------
IDT Corporation                              Common      448947101      216,360     12,000
                                              Stock
------------------------------------------------------------------------------------------
Supertex Inc.                                Common      868532102    9,558,083    584,950
                                              Stock
------------------------------------------------------------------------------------------
Costar Group                                 Common      22160N109    9,236,523    201,100
                                              Stock
------------------------------------------------------------------------------------------
Credit Acceptance Corporation                Common      225310101   20,465,060  1,358,000
                                              Stock
------------------------------------------------------------------------------------------
Lionbridge Technology                        Common      536252109    4,996,980    653,200
                                              Stock
------------------------------------------------------------------------------------------
Miller Industries                            Common      600551204      197,200     20,000
                                              Stock
------------------------------------------------------------------------------------------
Net2Phone, Inc.                              Common      64108N106   12,256,821  2,705,700
                                              Stock
------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                    214,252,711  9,631,101
------------------------------------------------------------------------------------------

                                                                                                        -------------------
                                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                                  Item 8:
                                         -----------------------------------                        Voting Authority
                                                    (b) Shared-                  Item 7:                 (Shares)
                  Item 1:                            As Defined  (c) Shared-    Managers    -------------------------------
              Name of Issuer              (a) Sole  in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products                1,958,451                                          1,958,451

---------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board                  379,700                                            379,700

---------------------------------------------------------------------------------------------------------------------------
IDT Corporation Class B                  1,848,000                                          1,848,000

---------------------------------------------------------------------------------------------------------------------------
IDT Corporation                             12,000                                             12,000

---------------------------------------------------------------------------------------------------------------------------
Supertex Inc.                              584,950                                            584,950

---------------------------------------------------------------------------------------------------------------------------
Costar Group                               201,100                                            201,100

---------------------------------------------------------------------------------------------------------------------------
Credit Acceptance Corporation            1,268,000                                          1,268,000

---------------------------------------------------------------------------------------------------------------------------
Lionbridge Technology                      653,200                                            653,200

---------------------------------------------------------------------------------------------------------------------------
Miller Industries                           20,000                                             20,000

---------------------------------------------------------------------------------------------------------------------------
Net2Phone, Inc.                          2,705,700                                          2,705,700

---------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------

Page 2 of 5     FORM 13 F      Name of Reporting Manager Account Management, LLC

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                                                                                  Item 5:
                                                          Item 3:     Item 4:    Shares or
                  Item 1:                    Item 2:       CUSIP    Fair Market  Principal
              Name of Issuer             Title of Class    Number      Value       Amount
------------------------------------------------------------------------------------------
Dean Foods, Inc.                             Common      242370104    3,637,725     97,500
                                              Stock
------------------------------------------------------------------------------------------
CitiGroup Inc.                               Common      172967101      441,750      9,500
                                              Stock
------------------------------------------------------------------------------------------
Phelps Dodge Corporation                     Common      717265102    2,522,951     32,550
                                              Stock
------------------------------------------------------------------------------------------
Bright Horizons Family Solutions             Common      109195107    7,923,558    147,800
                                              Stock
------------------------------------------------------------------------------------------
Sun Hydraulics                               Common      866942105    3,638,530    206,500
                                              Stock
------------------------------------------------------------------------------------------
Hewlett Packard                              Common      428236103      400,900     19,000
                                              Stock
------------------------------------------------------------------------------------------
Exxon Mobil Cp                               Common      30231G102      399,690      9,000
                                              Stock
------------------------------------------------------------------------------------------
Aradigm Corporation                          Common      038505103      295,200    328,000
                                              Stock
------------------------------------------------------------------------------------------
Johnson and Johnson                          Common      478160104    2,397,551     43,044
                                              Stock
------------------------------------------------------------------------------------------
Schlumberger                                 Common      806857108    1,282,902     20,200
                                              Stock
------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                     22,940,757    913,094
------------------------------------------------------------------------------------------

                                                                                                        -------------------
                                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                                  Item 8:
                                         -----------------------------------                        Voting Authority
                                                    (b) Shared-                  Item 7:                 (Shares)
                  Item 1:                            As Defined  (c) Shared-    Managers    -------------------------------
              Name of Issuer              (a) Sole  in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
Dean Foods, Inc.                            97,500                                             97,500

---------------------------------------------------------------------------------------------------------------------------
CitiGroup Inc.                               9,500                                              9,500

---------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corporation                    32,550                                             32,550

---------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions           147,800                                            147,800

---------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics                             206,500                                            206,500

---------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                             19,000                                             19,000

---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Cp                               9,000                                              9,000

---------------------------------------------------------------------------------------------------------------------------
Aradigm Corporation                        328,000                                            328,000

---------------------------------------------------------------------------------------------------------------------------
Johnson and Johnson                         43,044                                             43,044

---------------------------------------------------------------------------------------------------------------------------
Schlumberger                                20,200                                             20,200

---------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------

Page 3 of 5     FORM 13 F      Name of Reporting Manager Account Management, LLC

------------------------------------------------------------------------------------------


                                                                                  Item 5:
                                                          Item 3:     Item 4:    Shares or
                  Item 1:                    Item 2:       CUSIP    Fair Market  Principal
              Name of Issuer             Title of Class    Number      Value       Amount
------------------------------------------------------------------------------------------
Newmont Mining Corporation                   Common      651639106    3,167,661     81,725
                                              Stock
------------------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                   Common      530718105    3,177,066    353,400
                                              Stock
------------------------------------------------------------------------------------------
Dow Chemical                                 Common      260543103      417,175     10,250
                                              Stock
------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common       Common      084670108    2,045,850         23
                                              Stock
------------------------------------------------------------------------------------------
Viasys Healthcare                            Common      92553Q209      752,028     35,965
                                              Stock
------------------------------------------------------------------------------------------
Kinross Gold Corporation                     Common      496902206      445,356     80,100
                                              Stock
------------------------------------------------------------------------------------------
Ritchie Bros. Auction                        Common      767744105    6,210,619    213,350
                                              Stock
------------------------------------------------------------------------------------------
JetBlue Airways Corp                         Common      477143101      293,800     10,000
                                              Stock
------------------------------------------------------------------------------------------
Cons Energy Inc.                             Common      20854P109    1,562,400     43,400
                                              Stock
------------------------------------------------------------------------------------------
Apache Corporation                           Common      037411105      413,725      9,500
                                              Stock
------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                     18,485,680    837,713
------------------------------------------------------------------------------------------

                                                                                                        -------------------
                                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                                  Item 8:
                                         -----------------------------------                        Voting Authority
                                                    (b) Shared-                  Item 7:                 (Shares)
                  Item 1:                            As Defined  (c) Shared-    Managers    -------------------------------
              Name of Issuer              (a) Sole  in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corporation                  81,725                                             81,725

---------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp. Ser. A                 353,400                                            353,400

---------------------------------------------------------------------------------------------------------------------------
Dow Chemical                                10,250                                             10,250

---------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc. Class A Common          23                                                 23

---------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare                           35,965                                             35,965

---------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corporation                    80,100                                             80,100

---------------------------------------------------------------------------------------------------------------------------
Ritchie Bros. Auction                      213,350                                            213,350

---------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp                        10,000                                             10,000

---------------------------------------------------------------------------------------------------------------------------
Cons Energy Inc.                            43,400                                             43,400

---------------------------------------------------------------------------------------------------------------------------
Apache Corporation                           9,500                                              9,500

---------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------

Page 4 of 5     FORM 13 F      Name of Reporting Manager Account Management, LLC

------------------------------------------------------------------------------------------


                                                                                  Item 5:
                                                          Item 3:     Item 4:    Shares or
                  Item 1:                    Item 2:       CUSIP    Fair Market  Principal
              Name of Issuer             Title of Class    Number      Value       Amount
------------------------------------------------------------------------------------------
BP Plc.                                      Common      055622104      854,442     15,950
                                              Stock
------------------------------------------------------------------------------------------
Suncor Energy Inc                            Common      867229106      576,225     22,500
                                              Stock
------------------------------------------------------------------------------------------
Devon Energy Corporation                     Common      25179M103      574,200      8,700
                                              Stock
------------------------------------------------------------------------------------------
EOG Resources Inc.                           Common      26875P101    1,056,867     17,700
                                              Stock
------------------------------------------------------------------------------------------
Burlington Resources                         Common      122014103      506,520     14,000
                                              Stock
------------------------------------------------------------------------------------------
Alexander & Baldwin                          Common      014482103      217,425      6,500
                                              Stock
------------------------------------------------------------------------------------------
Frontier Oil Corporation                     Common      35914P105      360,230     17,000
                                              Stock
------------------------------------------------------------------------------------------
Murphy Oil Corp. Holdings                    Common      626717102      379,555      5,150
                                              Stock
------------------------------------------------------------------------------------------
Occidental Petroleum Corporation             Common      674599105      411,485      8,500
                                              Stock
------------------------------------------------------------------------------------------
Cognex Corporation                           Common      192422103      288,600      7,500
                                              Stock
------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                      5,225,549    123,500
------------------------------------------------------------------------------------------

                                                                                                        -------------------
                                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                                  Item 8:
                                         -----------------------------------                        Voting Authority
                                                    (b) Shared-                  Item 7:                 (Shares)
                  Item 1:                            As Defined  (c) Shared-    Managers    -------------------------------
              Name of Issuer              (a) Sole  in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
BP Plc.                                     15,950                                             15,950

---------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc                           22,500                                             22,500

---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation                     8,700                                              8,700

---------------------------------------------------------------------------------------------------------------------------
EOG Resources Inc.                          17,700                                             17,700

---------------------------------------------------------------------------------------------------------------------------
Burlington Resources                        14,000                                             14,000

---------------------------------------------------------------------------------------------------------------------------
Alexander & Baldwin                          6,500                                              6,500

---------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corporation                    17,000                                             17,000

---------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp. Holdings                    5,150                                              5,150

---------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corporation             8,500                                              8,500

---------------------------------------------------------------------------------------------------------------------------
Cognex Corporation                           7,500                                              7,500

---------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------

Page 5 of 5     FORM 13 F      Name of Reporting Manager Account Management, LLC

------------------------------------------------------------------------------------------


                                                                                  Item 5:
                                                          Item 3:     Item 4:    Shares or
                  Item 1:                    Item 2:       CUSIP    Fair Market  Principal
              Name of Issuer             Title of Class    Number      Value       Amount
------------------------------------------------------------------------------------------
Peabody Energy Corp.                         Common      704549104    1,279,372     22,850
                                              Stock
------------------------------------------------------------------------------------------
IAMGOLD Cop.                                 Common      450913108      198,090     35,500
                                              Stock
------------------------------------------------------------------------------------------
Tyler Technologies                           Common      902252105      198,660     21,000
                                              Stock
------------------------------------------------------------------------------------------
Portfolio Recovery Associates                Common      73640Q105    1,488,780     54,000
                                              Stock
------------------------------------------------------------------------------------------
Liberty Media International, Inc.            Common      530719103      631,553     17,023
                                              Stock
------------------------------------------------------------------------------------------
Lions Gate Entertainment                     Common      535919203      181,480     26,000
                                              Stock
------------------------------------------------------------------------------------------
                                             Common
                                              Stock
------------------------------------------------------------------------------------------
                                             Common
                                              Stock
------------------------------------------------------------------------------------------
                                             Common
                                              Stock
------------------------------------------------------------------------------------------
                                             Common
                                              Stock
------------------------------------------------------------------------------------------
   COLUMN TOTALS                                                      3,977,935    176,373
------------------------------------------------------------------------------------------

                                                                                                        -------------------
                                                                                                             (SEC USE ONLY)

---------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                                  Item 8:
                                         -----------------------------------                        Voting Authority
                                                    (b) Shared-                  Item 7:                 (Shares)
                  Item 1:                            As Defined  (c) Shared-    Managers    -------------------------------
              Name of Issuer              (a) Sole  in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                        22,850                                             22,850

---------------------------------------------------------------------------------------------------------------------------
IAMGOLD Cop.                                35,500                                             35,500

---------------------------------------------------------------------------------------------------------------------------
Tyler Technologies                          21,000                                             21,000

---------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates               54,000                                             54,000

---------------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc.           17,023                                             17,023

---------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment                    26,000                                             26,000

---------------------------------------------------------------------------------------------------------------------------
                                                 0                                                  0

---------------------------------------------------------------------------------------------------------------------------
                                                 0                                                  0

---------------------------------------------------------------------------------------------------------------------------
                                                 0                                                  0

---------------------------------------------------------------------------------------------------------------------------
                                                 0                                                  0

---------------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------